Notes Payable (Schedule of Future Principal Payments Due on Notes Payable) (Details) - USD ($) $ in Thousands	Mar. 31, 2019	Dec. 31, 2018
Debt Instrument [Line Items]
2020	$ 4,530
2021	155,207
2022	279,922
2023	252,712
Thereafter	138,429
Total	$ 832,481
Notes Payable [Member]
Debt Instrument [Line Items]
2019		$ 1,937
2020		4,530
2021		155,207
2022		164,971
2023		2,712
Thereafter		138,429
Total		$ 467,786